Retirement Plan	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Retirement Plan
14.	Retirement Plan

The Company has a qualified 401(k) defined contribution plan that allows eligible employees of the Company to participate in the plan, subject to limitations. The plan allows for discretionary matching contributions by the Company, up to 4% of eligible annual compensation made by participants of the plan. The Company contributions to the plan were $487 and $267 for the years ended December 31, 2024 and 2023, respectively.